Fair Value Measurements (Details 2) (Interest rate swap, CNY) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Interest rate swap
Activity for liabilities measured at fair value on a recurring basis using significant unobservable inputs
Balance at the beginning of the period	30,663	22,986
Total realized and unrealized losses included in income	8,481	22,945	22,986
Settlement	(15,774)	(15,268)
Balance at the end of the period	23,370	30,663	22,986
Total losses for the period included in income attributable to the change in unrealized losses relating to liabilities held at the end of the period	(7,293)	7,677	22,986